Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

ITEM 402(V) PAY VERSUS PERFORMANCE

In accordance with Item 402(v) of Regulation S-K, we are providing the following disclosure regarding executive compensation for our principal executive officer (“PEO”), and non-PEO named executive officers (“Non-PEO NEOs”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

The amounts set forth below under the headings “CAP to PEO” and “Average CAP to Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules, and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals for the fiscal years listed below.

Year	Summary Compensation Table Total for PEO(1) ($)	CAP to PEO(1)(2)(6)(7) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average CAP to Non-PEO NEOs(2)(3)(6)(7) ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4) ($)	Net (Loss) Income ($)
						(in millions) (5)
2023	2,136,546	2,983,069	1,076,208	1,413,175	139.39	(52.3)
2022	3,127,762	1,422,028	1,421,609	777,733	80.52	(54.2)
2021	847,069	1,687,285	802,712	1,031,339	138.96	122.8

(1)
We are a smaller reporting company pursuant to Rule 405 of the Securities Act, and as such, we are only required to include information for the past three fiscal years in this table

(2)
Our PEO reflected in these columns and for each of the applicable fiscal years is Dr. Levin.
(3)
In calculating the CAP amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with ASC 718 and did not materially differ from those disclosed at the time of the grant.
(4)
Our Non-PEO NEOs reflected in these columns are (a) for fiscal year 2023 Mr. Rona and Mr. Perone, (b) for fiscal year 2022, Mr. Rona and Mr. Tardio and (c) for fiscal year 2021, Mr. Rona and Mr. Perone.
(5)
The Total Shareholder Return (“TSR”) reflected in this column for each applicable fiscal year is calculated based on a fixed investment of $100 through the end of the applicable fiscal year on the same cumulative basis as is used in Item 201(e) of Regulation S-K.
(6)
The amounts reflected in this column represent the net (loss) income reflected in our audited financial statements for each applicable fiscal year.
(7)
For fiscal year 2023, the CAP to the PEO and the Average CAP to the Non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2023, computed in accordance with Item 402(v) of Regulation S-K:

	PEO ($)	Non-PEO NEOs
		(Average) ($)
Total Compensation Reported in 2023 Summary Compensation Table	2,136,546	1,076,208
Less, Grant Date Fair Value of Option Awards Reported in the 2023 Summary Compensation Table	(1,106,520)	(322,735)
Plus, Year-End Fair Value of Awards Granted in 2023 that are Outstanding and Unvested at the End of 2023.	1,240,740	361,883
Plus, Change in Fair Value from the End of 2022 to the End of 2023 of Awards Granted in Prior Years that are Outstanding and Unvested at the End of 2023	236,214	120,601
Plus, Vesting Date Fair Value of Awards Granted in 2023 that Vested in 2023	-	-
Plus, Change in Fair Value of Awards from the End of 2022 to Vesting Date Granted in Prior Years that Vested in 2023	476,089	177,219
Less, 2022 Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2023	-	-
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2023 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2023)	-	-
CAP for Fiscal Year 2023	2,983,069	1,413,175

Named Executive Officers, Footnote	(2) Our PEO reflected in these columns and for each of the applicable fiscal years is Dr. Levin.
PEO Total Compensation Amount	$ 2,136,546	$ 3,127,762	$ 847,069
PEO Actually Paid Compensation Amount	2,983,069	1,422,028	1,687,285
Non-PEO NEO Average Total Compensation Amount	1,076,208	1,421,609	802,712
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,413,175	777,733	1,031,339
Adjustment to Non-PEO NEO Compensation Footnote

	PEO ($)	Non-PEO NEOs
		(Average) ($)
Total Compensation Reported in 2023 Summary Compensation Table	2,136,546	1,076,208
Less, Grant Date Fair Value of Option Awards Reported in the 2023 Summary Compensation Table	(1,106,520)	(322,735)
Plus, Year-End Fair Value of Awards Granted in 2023 that are Outstanding and Unvested at the End of 2023.	1,240,740	361,883
Plus, Change in Fair Value from the End of 2022 to the End of 2023 of Awards Granted in Prior Years that are Outstanding and Unvested at the End of 2023	236,214	120,601
Plus, Vesting Date Fair Value of Awards Granted in 2023 that Vested in 2023	-	-
Plus, Change in Fair Value of Awards from the End of 2022 to Vesting Date Granted in Prior Years that Vested in 2023	476,089	177,219
Less, 2022 Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2023	-	-
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2023 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2023)	-	-
CAP for Fiscal Year 2023	2,983,069	1,413,175

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Company Total Shareholder Return

The following graph sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and our cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net (Loss) Income

The following graph sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and our net (loss) income over the three most recently completed fiscal years.

Total Shareholder Return Amount	$ 139.39	80.52	138.96
Net Income (Loss)	$ (52,300,000)	$ (54,200,000)	$ 122,800,000
PEO Name	Dr. Levin
Additional 402(v) Disclosure
(7)
For fiscal year 2023, the CAP to the PEO and the Average CAP to the Non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2023, computed in accordance with Item 402(v) of Regulation S-K:

PEO | Less Grant Date Fair Value of Option Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,106,520)
PEO | Plus Year End Fair Value Of Awards Granted Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,240,740
PEO | Plus Change In Fair Value Of Awards Granted In Prior Year That Are Outsanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	236,214
PEO | Plus Vesting Date Fair Value Of Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Plus Change In Fair Value Of Awards To Vesting Date Granted In Prior Years That Are Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	476,089
PEO | Less Prior Year End Fair Value Of Awards Granted In Prior Years That Failed To Vest [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Plus Dollar Value Of Dividends Or Other Earnings Paid On Stock Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Less Grant Date Fair Value of Option Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(322,735)
Non-PEO NEO | Plus Year End Fair Value Of Awards Granted Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	361,883
Non-PEO NEO | Plus Change In Fair Value Of Awards Granted In Prior Year That Are Outsanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	120,601
Non-PEO NEO | Plus Vesting Date Fair Value Of Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Plus Change In Fair Value Of Awards To Vesting Date Granted In Prior Years That Are Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	177,219
Non-PEO NEO | Less Prior Year End Fair Value Of Awards Granted In Prior Years That Failed To Vest [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Plus Dollar Value Of Dividends Or Other Earnings Paid On Stock Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0